Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Charters-out [Abstract]
Minimum Future Charter Revenues [Table Text Block]

Year	Amount
July to December 2013	116,061
2014	188,338
2015	129,164
2016	77,582
2017 to 2028	494,319

Net minimum charter payments	1,005,464